AGREEMENT TO SELL COMMERICAL SEED BUSINESS (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Beijing Origin Seed Limited [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable on All Transactions		¥ 400
Loans Payable to Bank, Current	¥ 100
Subsidiary or Equity Method Investee, Non-Competition Provision, Description	This non-competition provision will terminate if more than 50% of the equity interest or assets of the Company are acquired by an independent third party during the restrictive period.
Beijing Origin Seed Limited [Member] | First Closing [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Subsidiary or Equity Method Investee, Proceeds Receivable	¥ 200
Beijing Origin Seed Limited [Member] | Second Closing [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Subsidiary or Equity Method Investee, Cumulative Proceeds Receivable	¥ 190
Subsidiary or Equity Method Investee, Proceeds Received By Deposit	¥ 10
Denong Zhengcheng Seed Limited [Member] | First Closing [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage	98.58%
Changchun Origin Seed Technology Development Limited [Member] | First Closing [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Changchun Origin Seed Technology Development Limited [Member] | First Closing [Member] | Board of Directors Chairman [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Linze Origin Seed Limited [Member] | First Closing [Member]
Agreement To Sale Subsidiary or Equity Method Investee [Line Items]
Equity Method Investment, Ownership Percentage	100.00%